RELATED PARTY TRANSACTIONS - Purchases from related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
RELATED PARTY TRANSACTIONS
Purchases from related parties	$ 590,137	$ 2,496,560	$ 4,507,185
Kunming Jinbi Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties	468,385	684,327	1,105,972
Youshi Innovation Business Group Co., Ltd
RELATED PARTY TRANSACTIONS
Purchases from related parties	50,325	67,417	31,672
Yue Yan (Shanghai) Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties	35,649
Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties	21,466
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Purchases from related parties	6,477	6,043	317,917
Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties	4,328	18,204	130,075
Shanghai Mingzhe Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties		1,570,180	2,405,974
Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Purchases from related parties		124,587	360,517
Others
RELATED PARTY TRANSACTIONS
Purchases from related parties	$ 3,507	$ 25,802	$ 155,058